YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report for Dreyfus California Tax Exempt Bond Fund, Inc. for the six-month period ended November 30, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 3.76%,* and an annualized tax-free distribution rate per share of 4.50%.**

Economic Review

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. began the period with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S.
economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in both the U.S. and Europe.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

Market Environment

  Prices moved higher during the reporting period as various classes of investors found municipal bonds appealing, despite the extent to which equities vied for investors' attention for most of the period. Low inflation and low interest rates helped create and maintain a bond-friendly atmosphere. Not to be overlooked, either, is the improved fiscal posture enjoyed by many states and municipalities, the result of several years of strong economic growth that enhanced the creditworthiness of many municipal securities' issuers, and gave added comfort to investors. The dollar value of newly issued bonds so far in 1998 has surpassed the volume experienced in all but a few previous years. At $255 billion, it is approximately 29% above the same period last year, but nonetheless, a dearth of appropriate bonds persists in several states.
Fortunately, the market has absorbed the new issuance without inordinate volatility in the process. Municipal yields have been, and continue to be, very favorably aligned vis-a-vis U.S. Treasury Bonds. Historically, longer-term municipals have been viewed as being good values when their yields approached 80% to 85% of the yields available on comparable Treasuries. Presently, most measures place the ratio well in excess of 90%. The environment for municipal bonds still appears to be positive, particularly with the Federal Reserve Board's Open Market Committee signaling explicitly, by recent cuts in the target rate for Federal Funds, its preference for lower interest rates.

PORTFOLIO OVERVIEW

Trading activity during your Fund's most recent reporting period was guided by a distinctly positive view of the California market. Much of the time a fully invested position was maintained by drawing portfolio cash reserves to the minimum levels necessary to fulfill ongoing liquidity needs. Attention was focused on those bonds offering not only generous levels of Federal and California tax exempt income, but also the potential for significant price appreciation as interest rates declined. To this end, decisions in both the primary and secondary markets were biased toward those securities selling at significant discounts to full par value, which respond more quickly to movements in interest rates than do fuller coupon, par bonds. Additional emphasis was placed on capital appreciation bonds which can be secured at accrual rates higher than conventional bonds and which also historically have mirrored the price movements of the overall market quite consistently.

  Throughout the period, also influencing trading decisions were two more general themes owing more to a desire to enhance the structural integrity of the portfolio than to the direction of the market in general. First, there was a desire to extend the optional redemption provisions of the Fund's holdings. The majority of all outstanding California exempt municipal bonds were issued prior to 1993 and the standard method of issuance allows the issuer to retain a ten-year optional redemption, so the majority of bonds available are subject to a premature call in six years or less. To the extent that the optional redemption characteristics of the portfolio can be structured to exceed that of the general market, this should increase the potential performance characteristics of the portfolio in both rising and declining market environments.

The second general theme that guided transactions was a desire to increase the underlying credit quality of the Fund's assets. In recent years as investor demand for California tax-free municipal bonds has increased and as the economic fundamentals supporting these credits have improved, the rates of return available on higher and lower rated bonds have narrowed dramatically. As such, one is no longer adequately compensated for holding the debt of lower rated issuers. Should recent trends in higher levels of issuance continue, or the local economic fundamentals begin to deteriorate as a result of the global economic slowdown, a significant widening of these spreads would be expected. By emphasizing higher quality issues and those supported by external credit enhancements like insurance policies underwritten by one of the major municipal bond insurers, trading seeks to insulate the portfolio from the potential underperformance of lower rated issues.

  Going forward, while we continue to maintain a constructive outlook for the bond market, we remain vigilant for any signals that the current accommodative stance of monetary policy could be reversed should unintended inflationary signals emerge. Should this occur, a decidedly more conservative posture will be employed in which, for example, a greater emphasis could be placed on those issues bearing higher levels of income and lesser degrees of potential principal volatility.

  We appreciate your investment in the Dreyfus California Tax Exempt Bond Fund, Inc., and we want to assure you that we are, at all times, working in the Fund's
best    interest.

               Very truly yours



               {Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

December 15, 1998

New York, N.Y.

*Total  return  includes  reinvestment of dividends and any capital gains paid.
Income may be subject to state and local income taxes for non-California residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTSNOVEMBER  30,  1998  (UNAUDITED)

                                                                                                 Principal

Long-Term Municipal Investments--96.6%                                                             Amount            Value
-------------------------------------------------------                                       _______________   _______________
California--95.9%

Alameda County, COP:

  7.25%, 12/1/2014 (Insured; BIGI) (Prerefunded 12/1/2000) (a) . . . . . . . . . . . . . .   $      5,980,000  $      6,544,691

  7.25%, 12/1/2015 (Insured; BIGI) (Prerefunded 12/1/2000) (a) . . . . . . . . . . . . . .          4,045,000         4,426,969

Anaheim Public Finance Authority, Tax Allocation Revenue,

  6.45%, 12/28/2018 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        23,126,800

Antelope Valley Healthcare District, Revenue, Refunding

  5%, 1/1/2012 (Insured FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,900,000         8,189,061

Bellflower, COP, Refunding

  (Bellflower Civic Center) 7.20%, 10/1/2019 (Insured; MBIA) . . . . . . . . . . . . . . .          1,475,000         1,548,072

Berkeley, Health Facilities Revenue, Refunding

  (Alta Bates Medical Center) 6.55%, 12/1/2022 (Prerefunded 12/1/2002) (a) . . . . . . . .         17,000,000        19,179,400

Brea Public Finance Authority, Revenue, Tax Allocation (Redevelopment Project):

  6.75%, 8/1/2022 (Insured; MBIA) (Prerefunded 8/1/2001) (a) . . . . . . . . . . . . . . .          4,625,000         5,096,796

  6.75%, 8/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,775,000         1,937,058

California, Refunding:

  5%, 2/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,465,000        10,652,219

  5.25%, 6/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,411,700

  5%, 2/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         46,760,000        46,923,192

California Department of Water Resources, Water System Revenue, Refunding

 (Central Valley Project):

    5%, 12/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,284,050

    5.125%, 12/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,085,000         5,395,185

    5.125%, 12/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,613,500

California Department of Transportation, COP, Refunding

  5.25%, 3/1/2016 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,320,000        13,904,082

California Educational Facilities Authority, Revenue

  (Claremont Colleges Pooled Facilities) 6.375%, 5/1/2022  . . . . . . . . . . . . . . . .          3,655,000         3,927,151

California Health Facilities Financing Authority, Revenue:

 (Adventist Health System-West):

    6.40%, 3/1/2002 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,955,000         2,105,105

    6.50%, 3/1/2003 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,140,000         2,304,331

  (Kaiser Permanente) 5.25%,6/1/2012 (Insured; FSA)  . . . . . . . . . . . . . . . . . . .         10,105,000        10,737,674

  (Saint Joseph's Health System) 6.75%, 7/1/2021 (Prerefunded 7/1/2001) (a)  . . . . . . .          8,500,000         9,333,595

  (San Diego Hospital Association) 6.125%, 8/1/2022 (Insured; MBIA)  . . . . . . . . . . .          4,250,000         4,630,885

  (Stanford University):

    6.50%, 11/1/2020 (Prerefunded 11/1/2000) (a) . . . . . . . . . . . . . . . . . . . . .          8,975,000         9,678,820

    6.50%, 11/1/2020 (Prerefunded 11/1/2002) (a) . . . . . . . . . . . . . . . . . . . . .          1,025,000         1,134,501

California Housing Finance Agency:

 Home Mortgage Revenue:

    6.30%, 2/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,555,000         2,747,749

    6.35%, 2/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,715,000         2,919,467

    6.40%, 2/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,865,000         3,080,391

    8.30%, 8/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             85,000            86,829

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)       NOVEMBER  30,  1998  (UNAUDITED)

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                       _______________   _______________

California (continued)

California Housing Finance Agency (continued):

 Home Mortgage Revenue (continued):

    6.70%, 8/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      7,940,000  $      8,575,994

    7.125%, 2/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,430,000         2,642,090

    6.55%, 8/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,225,000        12,121,878

    6.15%, 8/1/2027 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,795,100

    6.40%, 8/1/2027 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        21,677,400

    7.65%, 8/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,095,000         7,347,582

  MFHR 6.30%, 8/1/2026 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .          7,150,000         7,690,183

  Multi-Unit Rental Housing Revenue 6.85%, 8/1/2015  . . . . . . . . . . . . . . . . . . .          3,140,000         3,364,950

  Single Family Mortgage:

    6.25%, 8/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,450,000         3,651,860

    6.30%, 8/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,554,480

    6.45%, 8/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,355,000        16,506,625

California Pollution Control Financing Authority:

  PCR (Pacific Gas & Electric Co.) 6.35%, 6/1/2009 (Insured; MBIA) . . . . . . . . . . . .          5,000,000         5,525,800

  (Refunding, San Diego Gas and Electric) 5.90%, 6/1/2014 (Insured; MBIA)  . . . . . . . .         45,330,000        51,838,028

  (Southern California Edison Co.):

    6.40%, 12/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,600,000        13,807,836

    6.40%, 12/1/2024 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          4,125,000         4,544,513

  SWDR (Browning Ferris Industry, Inc.):

    5.80%, 12/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16,060,000        17,094,103

    6.75%, 9/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,400,000         3,842,952

California Public Works Board, LR:

 (Department of Corrections, California State Prison, Susanville)

    5.25%, 6/1/2015 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,455,000         5,819,449

  (Department of Corrections, Calipatria State Prison, Imperial County)

    6.50%, 9/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000        15,811,510

  (Various University of California Projects):

    Refunding 5.50%, 6/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,486,150

    6.375%, 10/1/2019 (Prerefunded 10/1/2004) (a)  . . . . . . . . . . . . . . . . . . . .         12,775,000        14,733,919

California Statewide Community Development Authority, Revenue,

 COP (Saint Joseph Health System)

    6.50%, 7/1/2015 (Prerefunded 7/1/2004) . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         8,069,810

  (Sherman Oaks Project):

    5.50%, 8/1/2013 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,805,000         6,366,518

    5%, 8/1/2018 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,500,000        13,635,945

Central Coast Water Authority, Revenue, Refunding (State Water Project)

  5%, 10/1/2016 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,226,380

Chico Public Financing Authority, Revenue

  (Southeast Chico Redevelopment Project) 6.625%, 4/1/2021 (Insured; FGIC) . . . . . . . .          2,000,000         2,113,480

Contra Costa County, COP (Merrithew Memorial Hospital)

  6.60%, 11/1/2012 (Prerefunded 11/1/2002) (a) . . . . . . . . . . . . . . . . . . . . . .         10,000,000        11,286,600

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)       NOVEMBER  30,  1998  (UNAUDITED)

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                       _______________   _______________

California (continued)

Corona Community Facilities District, Special Tax, Refunding:

  7.60%, 9/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      5,755,000  $      5,953,490

  7.60%, 9/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,099,180

  7.70%, 9/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,067,180

Delano, COP, Refunding (Delano Regional Medical Center)

  5.25%, 1/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,822,200

Emeryville Public Financing Authority, Revenue

  (Shellmound Park Redevelopment Project) 6.80%, 5/1/2024  . . . . . . . . . . . . . . . .          2,365,000         2,747,137

Folsom Community Facilities District Number 3, Special Tax

  7.80%, 12/1/2015 (Prerefunded 12/1/1999) (a) . . . . . . . . . . . . . . . . . . . . . .          1,900,000         2,043,070

Fontana, Special Tax Refunding

  5.25%, 9/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,000,000        14,630,280

Foothill Eastern Transportation Corridor Agency, Toll Road Revenue:

  6%, 1/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,750,000         9,577,138

  Zero Coupon, 1/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         1,138,050

  Zero Coupon, 1/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16,200,000         3,318,408

Fresno, Sewer Revenue 5.25%, 9/1/2019 (Insured; AMBAC) . . . . . . . . . . . . . . . . . .          7,550,000         8,008,134

Hesperia Water District, COP, Refunding

  (Water Facilities Improvement Project) 7.15%, 6/1/2026 (Insured; FGIC) . . . . . . . . .          4,500,000         5,020,110

Inglewood, HR (Daniel Freeman Hospital, Inc.) 6.75%, 5/1/2013 (Prerefunded 5/1/2001) (a) .          6,300,000         6,888,483

La Verne Community Facilities District, Special Tax

  (Koll Business Center) 7.875%, 3/1/2014  . . . . . . . . . . . . . . . . . . . . . . . .          3,625,000         3,717,800

Lake Elsinore Public Financing Authority, Tax Allocation Revenue

 (Lake Elsinore Redevelopment Project)

  6.25%, 2/1/2019 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,220,000         4,423,446

Loma Linda, HR, Refunding (Loma Linda University Medical Center Project)

  7%, 12/1/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,355,000        13,006,973

Los Angeles Community Redevelopment Agency, Tax Allocation

  (Hollywood Redevelopment Project) 6.10%, 7/1/2022 (Insured; MBIA)  . . . . . . . . . . .          4,900,000         5,406,072

Los Angeles County, COP

 (Disney Parking Project):

    4.75%, 3/1/2023 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,698,100

    6.50%, 3/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,440,000         7,990,114

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue:

  5%, 7/1/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,800,000        13,284,608

  5.25%, 7/1/2013 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000         9,509,760

  6%, 7/1/2020 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        16,523,700

Los Angeles Department Water and Power,

 Waterworks Revenue, Refunding:

    5%, 10/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,595,000        11,803,826

    6.40%, 5/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,435,000         2,619,841

    6.375%, 7/1/2034 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,000,000        13,648,080

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)       NOVEMBER  30,  1998  (UNAUDITED)

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                       _______________   _______________

California (continued)

Los Angeles Harbor Department, Revenue:

  6%, 8/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      8,900,000  $      9,841,798

  6.625%, 8/1/2019 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,617,460

  6.625%, 8/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,280,000        20,128,291

Los Angeles Municipal Improvement Corporation, LR, Refunding

 (Central Library Project):

    6.30%, 6/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,769,640

    6.30%, 6/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,250,000         4,583,200

    6.35%, 6/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,700,000         8,308,223

Los Angeles County Public Works Financing Authority, LR

  (Multiple Capital Facilities Project) 5.125%, 12/1/2017  . . . . . . . . . . . . . . . .          8,500,000         8,760,440

Los Angeles Unified School District:

  5.375, 7/1/2010 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,345,000        11,317,947

  5.375, 7/1/2012 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,700,250

  5.375, 7/1/2015 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         5,847,325

  5.375, 7/1/2016 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,845,000         5,131,679

Metropolitan Water District of Southern California, Waterworks Revenue

  6.75%, 7/1/2018 (Prerefunded 7/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . . .          9,250,000        10,166,768

Medesto Irrigation District Financing Authority, Revenue, Refunding

  5.125%, 9/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,190,520

Modesto, Multi-Family Housing Mortgage Revenue, Refunding 6.40%, 6/1/2029. . . . . . . . .          7,723,000         8,123,901

Moulton Niguel Water District, Improvement District Number 6

  7.25%, 4/1/2016 (Insured; AMBAC) (Prerefunded 4/1/2000) (a)  . . . . . . . . . . . . . .          5,000,000         5,355,950

Mount Diablo Hospital District, Revenue

  6.125%, 12/1/2020 (Insured; AMBAC) (Prerefunded 12/1/2000) (a) . . . . . . . . . . . . .          5,000,000         5,368,050

Mount Diablo Unified School District, Community Facilities District, Special Ta

  7.05%, 8/1/2020 (Insured; FGIC) (Prerefunded 8/1/2000) (a) . . . . . . . . . . . . . . .          3,500,000         3,780,665

M-S-R Public Power Agency, Revenue, Refunding (San Juan Project)

  5.90%, 7/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,860,000        19,887,804

Northern California Power Agency, Power Revenue:

  (Hydroelectric Project) 7%, 7/1/2016 (Insured; AMBAC) (Prerefunded 1/1/2016) (a) . . . .            670,000           840,046

  Refunding 7.50%, 7/1/2023 (Insured; AMBAC) (Prerefunded 7/1/2021) (a)  . . . . . . . . .            375,000           499,916

Pasadena Community Development Commission, MFHR (Civic Center)

  6.45%, 12/1/2021 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,185,000        13,914,922

Port of Oakland, Special Facilities Revenue (Mitsui O.S.K. Lines Ltd.)

  6.80%, 1/1/2019 (LOC; Industrial Bank of Japan)  . . . . . . . . . . . . . . . . . . . .          2,000,000         2,134,580

Rancho Cucamonga Redevelopment Agency, Tax Allocation

 (Rancho Cucamonga Redevelopment Project)

  7.125%, 9/1/2019 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,455,000         2,570,606

Riverside County Asset Leasing Corp., Leasehold Revenue

 (Riverside County Hospital Project)

  6.25%, 6/1/2019 (Prerefunded 6/1/1999) (a) . . . . . . . . . . . . . . . . . . . . . . .          7,500,000         7,624,350

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)       NOVEMBER  30,  1998  (UNAUDITED)

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                       _______________   _______________

California (continued)

Sacramento City Financing Authority, LR (E.P.A. Building):

  5%, 5/1/2012 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      6,260,000  $      6,560,856

  5%, 5/1/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,210,000         7,509,071

  5%, 5/1/2014 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,390,000         5,568,409

Sacramento County, Airport System Revenue

  6%, 7/1/2017 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,850,000         6,344,091

Sacramento Municipal Utility District, Electric Revenue, Refunding:

  6.50%, 9/1/2013 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,930,000         8,407,684

  5.125%, 7/1/2015 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         26,270,000        27,338,401

  5.20%, 7/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,318,720

Saddleback Community College District, COP

  7%, 8/1/2019 (Insured; BIGI) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,875,000         2,998,194

San Bernardino County, COP:

 (Capital Facilities Project)

    6.875%, 8/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         6,345,050

  (West Valley Detention Center) 5.90%, 11/1/2001 (Insured; MBIA)  . . . . . . . . . . . .          1,565,000         1,671,968

San Diego, (Undivided Interest Water Utility Fund):

  5.375%, 8/1/2014 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,122,180

  5.375%, 8/1/2015 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,085,000         6,427,464

San Diego County Water Authority, Water Revenue, COP:

  5%, 5/1/2012 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,425,000        12,994,686

  5%, 5/1/2013 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,980,000        13,498,162

  5%, 5/1/2014 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,350,000        13,782,006

San Elijo Joint Powers Authority, Revenue

 (San Elijo Water Pollution Control Project) 7%, 3/1/2020 (Insured; FGIC)

  (Prerefunded 3/1/2000) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         5,860,635

San Francisco City and County, SFMR

  (FNMA/GNMA Mortgage Backed Securities Program) 7.45%, 1/1/2024 . . . . . . . . . . . . .            255,000           266,480

San Francisco City and County Airports Commission, International Airport
Revenue:

  4.75%, 5/1/2029 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,195,000        23,530,121

  Refunding:

    6.10%, 5/1/2003 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,287,280

    4.50%, 5/1/2011 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,890,000        13,044,809

    4.50%, 5/1/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,430,000        13,483,183

    4.50%, 5/1/2013 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,155,000        14,102,485

    5%, 5/1/2016 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,365,000         3,442,832

    5%, 5/1/2018 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,740,000         3,796,811

    5%, 5/1/2019 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,455,000         3,498,395

San Francisco City and County Public Utilities Commission, Water Revenue

  6.50%, 11/1/2017 (Prerefunded 11/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,858,120

San Francisco State Building Authority, LR

  (San Francisco Civic Center Complex) 5.25%, 12/1/2016 (Insured; AMBAC) . . . . . . . . .         30,375,000        31,782,578

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)       NOVEMBER  30,  1998  (UNAUDITED)

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                       _______________   _______________

California (continued)

San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue:

  Refunding Zero Coupon, 1/15/2031 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . .    $   110,240,000   $    21,761,376

  Refunding Zero Coupon, 1/15/2034 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . .         46,535,000         7,894,197

  Refunding Zero Coupon, 1/15/2035 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . .         37,445,000         6,039,504

San Marcos Public Facilities Authority, Tax Allocation Revenue

  6%, 1/1/2006 (Insured; FSA) (Prerefunded 1/1/2002) (a) . . . . . . . . . . . . . . . . .         10,500,000        11,445,000

San Mateo County, COP (Capital Projects Program)

  6.50%, 7/1/2017 (Insured; MBIA) (Prerefunded 7/1/2001) (a) . . . . . . . . . . . . . . .          6,000,000         6,561,000

Santa Barbara, COP, Refunding (Water System Improvement Project)

  6.70%, 4/1/2027 (Insured; AMBAC).  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,391,440

Santa Cruz County, COP (Capital Facilities Project)

  6.70%, 9/1/2020 (Insured; MBIA) (Prerefunded 9/1/2001) (a) . . . . . . . . . . . . . . .          5,000,000         5,515,600

Santa Cruz County Public Financing Authority, Revenue, Refunding

  7.10%, 9/1/2021 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,500,000         6,836,570

Stockton, Revenue, COP (Wastewater System Project)

  5.125%, 9/1/2016 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,900,000         5,070,814

Southern California Rapid Transportation District, COP (Workers Compensation
Fund)

  6.50%, 7/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,900,000        24,768,182

University of California:

  COP (UCLA Central Chiller/Cogeneration) 6.25%, 11/1/2009 (Prerefunded 11/1/1999) (a) . .          3,000,000         3,145,918

  Revenue, Refunding (Multiple Purpose Projects) 5.125%, 9/1/2016 (Insured; MBIA)  . . . .         11,415,000        11,825,824

West Basin Municipal Water District, COP

  6.85%, 8/1/2016 (Insured; AMBAC) (Prerefunded 8/1/2000) (a)  . . . . . . . . . . . . . .          6,000,000         6,462,418

U.S. RELATED--.7%

Puerto Rico Infrastructure Financing Authority, Special Tax Revenue

  5%, 7/1/2016 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,500,000         8,684,873

                                                                                                                _______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

  (cost $1,182,034,523)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,257,703,306

                                                                                                                _______________

SHORT-TERM MUNICIPAL INVESTMENTS--2.6%
-----------------------------------------------------------------------------

Newport Beach, Revenue, VRDN (Hoag Memorial Hospital):

  3.25% (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    15,590,000   $    15,590,000

  3.25% (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,900,000         3,900,000

  3.25% (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,300,000        14,300,000

                                                                                                                _______________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $33,790,000). . . . . . . . . . . . . . . . .                       $   33,790,000
                                                                                                                _______________


TOTAL INVESTMENTS (cost $1,215,824,523). . . . . . . . . . . . . . . . . . . . . . . . . .              99.2%    $1,291,493,306

                                                                                                      _______   _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .8%    $   10,806,915
                                                                                                      _______   _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%    $1,302,300,221
                                                                                                      _______   _______________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           LR          Lease Revenue

BIGI        Bond Investors Guaranty Insurance                       MBIA        Municipal Bond Investors

COP         Certificate of Participation                                           Assurance Insurance Corporation

FGIC        Financial Guaranty Insurance Company                    MFHR        Multi-Family Housing Revenue

FNMA        Federal National Mortgage Association                   PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue

GNMA        Government National Mortgage Association                SWDR        Solid Waste Disposal Revenue

HR          Hospital Revenue                                        VRDN        Variable Rate Demand Notes

LOC         Letter of Credit

SUMMARY OF COMBINED RATINGS
-----------------------------------------------------------------------------

FITCH                OR            MOODY'S             OR            STANDARD & POOR'S              PERCENTAGE OF VALUE

______                             _______                           ________________                _________________

AAA                                Aaa                               AAA                                  67.2%

AA                                 Aa                                AA                                   16.2

A                                  A                                 A                                    10.0

BBB                                Baa                               BBB                                   2.7

F1                                 MIG1/P1                           SP1/A1                                2.6

Not Rated(d)                       Not Rated(d)                      Not Rated(d)                          1.3

                                                                                                       _______

                                                                                                         100.0%

                                                                                                       _______


NOTES TO STATEMENT OF INVESTMENTS:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities  which  are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)  Purchased on a delayed delivery basis.

(c) Securities payable on demand. Variable interest rate -- subject to periodic change.

(d)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(e)  At May 31, 1998, 31.6% of the Fund's net assets are insured by MBIA.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIESNOVEMBER  30,  1998  (UNAUDITED)

                                                                                                    Cost             Value
                                                                                              _______________  ________________
ASSETS:                          Investments in securities--See Statement of Investments . .   $1,215,824,523    $1,291,493,306

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           22,269,286

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                              127,444

                                                                                                              _________________

                                                                                                                  1,313,890,036

                                                                                                              _________________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              741,560

                                 Cash overdrafts due to Custodian  . . . . . . . . . . . .                            1,151,605

                                 Payable for investment securities purchased . . . . . . .                            9,624,622

                                 Payable for shares of Common Stock redeemed . . . . . . .                                6,550

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               65,478

                                                                                                              _________________

                                                                                                                     11,589,815

                                                                                                              _________________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,302,300,221

                                                                                                              _________________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,222,788,390

                                 Accumulated net realized gain (loss) on investments . . .                            3,843,048

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           75,668,783

                                                                                                              _________________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,302,300,221
                                                                                                              _________________

SHARES OUTSTANDING

(300 MILLION SHARES OF $.01 PAR VALUE COMMON STOCK AUTHORIZED) . . . . . . . . . . . . . .                           86,335,741

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $15.08
                                                                                                                        _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONSSIX  MONTHS  ENDED  NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $34,302,482

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $  3,913,315

                                 Shareholder servicing costs--Note 3(b)  . . . . .              674,783

                                 Custodian fees  . . . . . . . . . . . . . . . . .               46,138

                                 Directors' fees and expenses--Note 3(c) . . . . .               33,369

                                 Professional fees . . . . . . . . . . . . . . . .               17,096

                                 Registration fees . . . . . . . . . . . . . . . .               14,949

                                 Prospectus and shareholders' reports  . . . . . .               12,484

                                 Loan commitment fees--Note 2  . . . . . . . . . .                3,207

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                5,986

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  4,721,327

                                                                                                                _____________

INVESTMENT INCOME--NET             . . . . . . . . . . . . . . . . . . . . . . . .                                 29,581,155

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments and
                                    options transactions . . . . . . . . . . . . .          $12,284,022

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .            6,088,360

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 18,372,382

                                                                                                                _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $47,953,537

                                                                                                                _____________









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                          November 30, 1998     Year Ended

                                                                                              (Unaudited)       May 31, 1998
                                                                                          __________________  _________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    29,581,155     $    63,463,904

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             12,284,022          23,754,940

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .              6,088,360          27,616,214

                                                                                          _________________   _________________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .             47,953,537         114,835,058

                                                                                          _________________   _________________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net: . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (29,915,498)        (63,314,051)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .              ----                  (81,940)

                                                                                          _________________   _________________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (29,915,498)        (63,395,991)

                                                                                          _________________   _________________

CAPITAL STOCK TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .             45,456,574         342,706,207

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,036,278          39,899,176

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (90,369,953)       (492,963,526)

                                                                                          _________________   _________________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . .            (25,877,101)       (110,358,143)

                                                                                          _________________   _________________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             (7,839,062)        (58,919,076)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,310,139,283       1,369,058,359

                                                                                          _________________   _________________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $1,302,300,221      $1,310,139,283

                                                                                          _________________   _________________

UNDISTRIBUTED INVESTMENT  INCOME--NET. . . . . . . . . . . . . . . . . . . . . . . .             ----           $       334,343

                                                                                          _________________   _________________

                                                                                                Shares             Shares

                                                                                          _________________   _________________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,031,987          23,402,066

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .              1,269,038           2,710,842

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (6,035,234)        (33,650,961)

                                                                                          _________________   _________________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . .             (1,734,209)         (7,538,053)

                                                                                          _________________   _________________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                    Six Months Ended

                                                    November 30, 1998                      Year Ended May 31,
                                                                               _____________________________________________

PER SHARE DATA:                                        Unaudited         1998        1997        1996        1995        1994

                                                     _________         _______    _______     _______     _______     _______
   Net asset value, beginning of period  . . .        $14.88            $14.32     $14.00      $14.54      $14.59      $15.34
                                                     _______           _______    _______     _______     _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .34               .70        .73         .77         .82         .84

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .20               .56        .32        (.54)        ---        (.57)
                                                     _______           _______    _______     _______     _______     _______

   Total from Investment Operations  . . . . .           .54              1.26       1.05         .23         .82         .27
                                                     _______           _______    _______     _______     _______     _______

   Distributions:

   Dividends from investment income--net . . .          (.34)             (.70)      (.73)       (.77)       (.82)       (.85)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . .           ---               ---        ---         ---        (.05)       (.17)
                                                     _______           _______    _______     _______     _______     _______

   Total Distributions . . . . . . . . . . . .          (.34)             (.70)      (.73)       (.77)       (.87)      (1.02)
                                                     _______           _______    _______     _______     _______     _______

   Net asset value, end of period  . . . . .          $15.08            $14.88     $14.32      $14.00      $14.54      $14.59
                                                     _______           _______    _______     _______     _______     _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . .          7.50%(1)          8.89%      7.61%       1.58%       5.93%       1.58%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .           .72%(1)           .71%       .73%        .69%        .71%        .70%

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.54%(1)          4.77%       5.11%      5.37%       5.77%       5.46%

   Portfolio Turnover Rate . . . . . . . . . .         34.86%(2)         64.67%      60.56%     56.12%      39.85%      28.14%

   Net Assets, end of period (000's Omitted) . .  $1,302,300        $1,310,139  $1,369,058 $1,371,274  $1,557,754  $1,658,782
------------------------

(1) Annualized.

(2) Not Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus California Tax Exempt Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with the maximum amount of current income exempt from Federal and State of California income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.Under the terms of the custody agreement, the Fund received net earnings credits of $17,658 during the period November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state.Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund has an unused capital loss carryover of approximately $8,591,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 1998. If not applied, $7,038,000 of the carryover expires in fiscal 2004 and $1,553,000 expires in fiscal 2005.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Funds has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed 11_2% of the value of the Fund's average net assets, the Fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1998, there were no expense reimbursement pursuant to the Agreement.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, the Fund was charged $373,125 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998 the Fund was charged $181,203 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (D) A .10% redemption fee is charged and retained by the Fund (including on redemptions through the use of the Fund Exchange privilege) on shares redeemed within fifteen days of their issuance. During the period ended November 30, 1998, redemption fees retained by the Fund amounted to $7,477.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1998, amounted to $474,581,497 and $420,097,188, respectively.

  At November 30, 1998, accumulated net unrealized appreciation on investments was $75,668,783, consisting of $75,794,238 gross unrealized appreciation and $125,455 gross unrealized depreciation.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS CALIFORNIA TAX

EXEMPT BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940









Printed in U.S.A.                                             928SA9811

California

Tax Exempt

Bond Fund, Inc.

Semi-Annual

Report

November 30, 1998